Significant Accounting Policies	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Happiness Development and its subsidiaries (collectively, the “Company”). All inter-company balances and transactions have been eliminated upon consolidation.

Non-controlling interests

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of comprehensive (loss)/income to distinguish the interests from that of the Company. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include,   but are not limited to, the valuation of accounts receivable and related allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, inventory reserve, allowance for credit losses, goodwill impairment, income taxes related to realization of deferred tax assets and uncertain tax position, provisions necessary for contingent liabilities and purchase price allocation in connection with the business combination. The current economic environment has increased the degrees of uncertainty inherent in those estimates and assumptions, actual results could differ from those estimates.

Business combination

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Accounting Standards Codification (“ASC”) 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains all bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable, net

Accounts receivable, net are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the weighted-average method. In addition to cost of raw materials, work in progress and finished goods include direct labor costs and overheads. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or market value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. If actual demand is lower than the forecasted demand, additional inventory write-downs may be required.

Prepaid expenses and other current assets

Prepaid expenses and other current assets mainly represents cash prepaid to the suppliers, the technical providers and the investment receivables from the investors.

Prepaid expenses and other current assets primarily consist of advances to vendors for purchasing goods, advances to the technical provides that have not been received or provided. Prepaid expenses and other current assets are classified as current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB ASC 350 guidance on “Testing of Goodwill for Impairment”, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and the carrying amount will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

As of September 30, 2023, goodwill resulting from business acquisitions has only one reporting unit, including 2Lab3. The Company evaluates if goodwill impairment may be indicated on quarterly basis and performs the annual goodwill impairment assessment as of March 31. The Company performed qualitative assessments for the goodwill. Based on the requirements of ASC 350-20, the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of goodwill, and further impairment testing on goodwill was unnecessary as of September 30, 2023.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Intangible Assets

Intangible assets with definite lives are initially recorded at cost. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives. Intangible assets with indefinite lives should not be amortized but should be tested for impairment at least annually or when event occurs or circumstances that could indicate that the asset might be impaired.

The estimated useful lives of intangible assets are as follows:

Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years
Proprietary technology	5 years

Impairment of Long-lived Assets other than goodwill

The Company reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of September 30, 2023 and March 31, 2023.

Short-term bank borrowings

Short-term bank borrowings represent the amounts due to various banks that are due within one year.

Short-term bank borrowings are presented as current liabilities unless the Company has an unconditional right to defer settlement for at least 12 months after the financial year end date, in which case they are presented as non-current liabilities.

Short-term bank borrowings are initially recognized at fair value (net of transaction costs) and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using effective interest method.

Short-term bank borrowings costs are recognized in profit or loss using the effective interest method.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820, Fair Value Measurement and Disclosures, requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other receivable, accounts payable, short-term borrowings, accounts payable, income tax assets and liabilities and income taxes payable and to approximate the fair value of the respective assets and liabilities at September 30, 2023 and March 31, 2023 based upon the short-term nature of the assets and liabilities.

Discontinued operations

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

On April 10, 2023, the Company entered into an agreement to transfer 100% of the equity interests in the Fujian Happiness Biotech Co., Limited (“Fujian Happiness”) and its subsidiaries to the third-party Fujian Hengda Beverage Co., Ltd (“Fujian Hengda”), a PRC company which is not affiliate of the Company or any of its directors or officers. Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Fujian Happiness in exchange for cash consideration of RMB 78 million (approximately $11.3 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, Fujian Hengda will become the sole shareholder of Fujian Happiness and as a result, assume all assets and liabilities of Fujian Happiness and subsidiaries owned or controlled by Fujian Happiness. The closing was approved by a majority of the Company’s shareholders on July 31, 2023.

On August 28, 2023, the Company’s indirect wholly owned subsidiary (the “Seller”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) and Shunchang Jinyifu trading Co., Ltd ("Shunchang Jinyi”), a PRC company which is not affiliate of the Company or any of its directors or officers (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Happy Buy in exchange for cash consideration of RMB 5 million (approximately $0.7 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of Happy Buy and as a result, assume all assets and liabilities of Happy Buy and subsidiaries owned or controlled by Happy Buy. The transaction was closed on September 1, 2023.

Revenue Recognition

The Company generates its revenue mainly from sales of healthcare products, automobiles, online store sales and internet information and advertising services.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Company generates revenues from sales of healthcare products, automobiles, online store sales and internet information and advertising services. No practical expedients were used when adoption ASC 606. Revenue recognition policies for each type of revenue stream are as follows:

Healthcare products

The Company sells nutraceutical and dietary supplements to third-party distributors and experience stores. Experience stores are owned by third parties, which are located in tourist sites where the sales consultants gave in-depth presentation of the origin, tradition and history of the Company’s products. Tourists are guided to enjoy a presentation of traditional Chinese herb culture offered by the distributors in the experience store and be presented with the Company’s healthcare products. The Company is a principal for the healthcare product sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to distributors’ or the experience stores’ premises and evidenced by signed acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to distributors or experience stores and the signing of their acknowledgment. Distributors and experience stores are required to pay under the customary payment terms, which is generally less than six months. According to the sales agreement, the healthcare product sold cannot be returned after the acknowledgement.

Automobiles

The Company sold automobiles in fiscal year 2023. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. The Company is a principal for the automobiles sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. According to the contract, the automobile sold cannot be returned after the customer acknowledgement. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment, which is within 3 months after sales.

Online store

The Company sells various goods through its online store business in fiscal year 2023. For all sales, the Company requires a sales order generated by the online store platform, which specifies pricing, quantity and product specifications. The Company is a principal for the online store sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment unless the customers require sales return within 7 days after the acknowledgement. Customers are required to pay to the third-party platform before the goods were send out and the Company will receive the amount from the third-party platform after the customer sign off the acceptance form on the platform.

Internet information and advertising service

The Company provides internet information and advertising service online. For all sales, the Company requires a signed contract and sales order, which specifies the price and service range. The Company is a principal for the services as i) the Company has the right to determine the sales price; ii) the Company bears the collection risks; iii) the Company is responsible to the service provided. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to provide specified information and advertising service to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those services, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The information and advertising service provided is satisfied at a point in time, which is the time when the information and advertising service is performed. No sales return is permitted after the service performed according to the contract signed. The selling price per click, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the completion of the service. Customers are required to pay to the Company in advance according to the contract.

All of the Company’s revenues from contracts with customers represent products transferred at a point in time as control is transferred to the customer and are generated in PRC. All of the Company’s revenues are recognized on a gross basis and presented as revenue on the consolidated statements of operations and comprehensive income/(loss).

The following table presents an overview of our sales from our product lines for the six months ended September 30, 2023 and 2022:

	For the six months ended September 30,
	2023	2022
Healthcare products	$10,981,175	$28,103,868
Online store	8,868,459	8,093,778
Internet information and advertising	-	754,600
Automobiles	6,293,965	16,037,762
Revenue from discontinued operations (Note 15)	(19,849,634)	(36,109,692)
Revenue	$6,293,965	$16,880,316

Cost of Revenues

Healthcare products

Cost of revenue of healthcare product is mainly composed of the cost of product sales, employees, depreciation expenses and other manufacturing overhead expenses that are directly attributable to the business.

Automobile

Cost of revenue of automobiles is mainly composed of the cost of automobiles and other miscellaneous expenses that are directly attributable to the business.

Online store

Cost of revenue of online store is mainly composed of the cost of goods sales and other miscellaneous expenses that are directly attributable to the business.

Internet information and advertising service

Cost of revenue of internet information and advertising service is mainly composed of the cost of service provide and other miscellaneous expenses that are directly attributable to the business.

Government Grants

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants as compensation for the Company’s research and development efforts.

Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services, raw materials, and supplies, are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are expensed when incurred as selling and marketing expense. Shipping and handling costs were $4,183 and $18,543 for the six months ended September 30, 2023 and 2022, respectively.

Advertising Costs

Advertising costs expensed as economic benefits are consumed in accordance with ASC 720-35, “Other Expenses-Advertising Costs”. Advertising costs were $9,952,033 and $15,943,891 or the six months ended September 30, 2023 and 2022, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including the equity incentive plan, based on the grant date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period. Stock option forfeitures are recognized at the date of employee termination. Effective April 1, 2019, the Company adopted ASU 2018-07 for the accounting of share-based payments granted to non-employees for goods and services and no material impacts to the Financial Statements.

Options

The fair value of options issued pursuant to the Company’s option plans at the grant date was estimated using the Black-Scholes option pricing model. This model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the expected term of the options, the estimated forfeiture rates and the expected stock price volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The Group uses projected volatility rates based upon the Group’s historical volatility rates. These assumptions are inherently uncertain. Different assumptions and judgments would affect the Company’s calculation of the fair value of the underlying ordinary shares for the options granted, and the valuation results and the amount of option would also vary accordingly.

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes”, prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at September 30, 2023 and March 31, 2023.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. All of the tax returns of the Company and its subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing.

The Company is subject to Chinese tax laws. We are not subject to U.S. tax laws and local state tax laws. Our income and our related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and we are subject to Chinese tax laws, all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of China will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by us, reducing the amount available to pay dividends to the holders of our ordinary shares.

We are a holding company with no material operations of our own. We conduct our operations through our subsidiaries in China. As a result, our ability to pay dividends and to finance any debt we may incur depends upon dividends paid by our subsidiaries. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its general reserves until the accumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends.

As of September 30, 2023, our PRC subsidiaries had an accumulated deficit of approximately RMB180.3 million (US$28.89 million) under PRC GAAP. With respect to retained earnings accrued after such date, our Board of Directors may declare dividends after taking into account our operations, earnings, financial condition, cash requirements and availability and other factors as it may deem relevant at such time. Any declaration and payment, as well as the amount, of dividends will be subject to our By-Laws, charter and applicable Chinese and U.S. state and federal laws and regulations, including the approval from the shareholders of each subsidiary which intends to declare such dividends, if applicable.

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is generally subject to the VAT for merchandise sales and services performed. Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.

Earnings/ Loss per Share

Basic earnings/loss per share is computed by dividing net profit/loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Using the two class method, net profit/loss is allocated between Class A ordinary shares, Class B ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted earnings/loss per share is calculated by dividing net profit/loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year/period. Dilutive equivalent shares are excluded from the computation of diluted earnings/loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the earning/loss per share for both classes of shares are identical. The earning/loss per share amounts are the same for Class A and Class B ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

Foreign Currency Translation

The Company and its subsidiaries’ principal country of operations is the PRC. The Company maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The consolidated statements of income and comprehensive income and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average rate of exchange, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2023	March 31, 2023	September 30, 2022
Period-end spot rate	US$1=RMB 7.1798	US$1=RMB 6.8717	US$1=RMB 7.0998
Average rate	US$1=RMB 7.1206	US$1=RMB 6.8855	US$1=RMB 6.7873

Comprehensive Income

Comprehensive income includes net income and foreign currency translation adjustments and is reported in the consolidated statements of income and comprehensive income.

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. For the six months ended September 30, 2023, the CODM reviews financial information analyzed by customer, which only presented at the gross profit level with no allocation of operating expenses. Thus, the Company determined that it operates in four operating segments: (1) Healthcare products; (2) Automobiles; (3) Online store; and (4) Internet information and advertising service. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenue and expense are derived from within the PRC, no geographical segments are presented.

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As of September 30, 2023 and March 31, 2023, cash and cash equivalents of $537,425 (RMB 3,858,606) and $2,198,694 (RMB 12,542,139), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Bank interest bearing loans are charged at variable interest rates within the reporting period. The Company is subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

COVID-19 Pandemic

The outbreak of COVID-19 began in January 2020 and was quickly declared as a Public Health Emergency of International Concern and subsequently a pandemic by the World Health Organization. A series of prevention and control measures including quarantines, travel restrictions, and the temporary closure of facilities were implemented across the country.

The Company was impacted by the COVID-19 pandemic in many ways, including the plump of closures of experience stores, diving sales by distribution channels, and shut down or partly shut down of production facilities for several months.

Despite the fact that China has largely brought the pandemic under control, there is still a high degree of uncertainty as to how the pandemic will evolve going forward. A new outbreak in China could cause new disruptions of our production, distribution and sales, and have an adverse impact on our business, financial condition and results of operations for the remainder of the six months ended September 30, 2023, which cannot be reasonably estimated at the current stage. The Company will regularly assess its business conditions and adopt measures to mitigate any new impact of the ongoing pandemic.

Related Parties

The Company accounts for related party transactions in accordance with ASC 850 (“Related Party Disclosures”). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party. There were no related party transactions as of September 30, 2023.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. For public business entities, the amendments in ASU 2020-06 are effective for public entities which meet the definition of a smaller reporting company are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. The Company will adopt ASU 2020-06 effective January 1, 2024. Management is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements. The effect will largely depend on the composition and terms of the financial instruments at the time of adoption.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for the fiscal year ending March 31, 2025 and interim reporting periods during the fiscal year beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.